Investment in Associates (Tables)	12 Months Ended
Mar. 31, 2026
Investment in Associates [Abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

			Value of NUAG’s
			common shares per
	Number of shares	Amount	quoted market price
As at April 1, 2024	46,904,706	$47,080	$63,693
Purchase from open market	2,995	4	—
Share of net loss	—	(1,188)	—
Share of other comprehensive loss	—	(789)	—
Foreign exchange impact	—	169	—
As at March 31, 2025	46,907,701	$45,276	$51,598
Participation in bought deal	3,083,536	7,807	—
Purchase from open market	1,435,751	1,496	—
Dilution loss	—	(285)	—
Share of net loss	—	(1,147)	—
Share of other comprehensive income	—	353	—
As at March 31, 2026	51,426,988	$53,500	$212,908

The summary of the investment in TIN common shares and its market value as at the respective reporting dates are as follows:

			Value of TIN’s common
			shares per quoted
	Number of shares	Amount	market price
As at April 1, 2024	19,864,285	$2,346	$2,346
Share of net loss from TIN, net of impairment adjustments	—	(1,618)	—
Share of other comprehensive income	—	5	—
Foreign exchange impact	—	7	—
As at March 31, 2025	19,864,285	$740	$2,073
Participation in private placement	874,413	79	—
Share of net income from TIN	—	615	—
Foreign exchange impact	—	(293)	—
As at March 31, 2026	$20,738,698	$1,141	$7,439